Other non-current financial liabilities - Disclosure of Significant Unobservable Inputs Used in Fair Value Measurement of Put Options (Details) - Put options	Mar. 31, 2022
ZigZag | Revenue volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0
ZigZag | Gross profit volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.417
ZigZag | IRR
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.146
ZigZag | Exit probability (Sale, Disposal or Listing)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.10
ZigZag | Exit initiated by Managers
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.90
Yocuda | Revenue volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.172
Yocuda | Gross profit volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0
Yocuda | IRR
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.216
Yocuda | Exit probability (Sale, Disposal or Listing)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.10
Yocuda | Exit initiated by Managers
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.90